HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND
HARTFORD GROWTH OPPORTUNITIES HLS FUND
INVESTMENT GOAL.
The Fund seeks capital appreciation.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD GROWTH OPPORTUNITIES HLS FUND (USD $)	IA	IB	IC
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund’s assets)
Annual Fund Operating Expenses HARTFORD GROWTH OPPORTUNITIES HLS FUND	IA	IB	IC
Management fees	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	none	0.25%	0.25%
Other expenses	0.04%	0.04%	0.29%	[1]
Total annual fund operating expenses	0.65%	0.90%	1.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee paid by the Fund to third party insurance companies for record keeping and/or other administrative services that is payable as a percentage of average daily net assets in the amount of up to 0.25%.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example HARTFORD GROWTH OPPORTUNITIES HLS FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IA	66	208	362	810
IB	92	287	498	1,108
IC	117	365	633	1,398

Expense Example, No Redemption HARTFORD GROWTH OPPORTUNITIES HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	66	208	362	810
IB	92	287	498	1,108
IC	117	365	633	1,398

PORTFOLIO TURNOVER.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

Under normal circumstances, the Fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), believes have superior growth potential with a focus on mid to large capitalization stocks.  The Fund may invest up to 25% of its net assets in foreign issuers and non-dollar securities.  The Fund may trade securities actively.  Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Mid-Cap Stock Risk — Mid capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Active Trading Risk - Active trading could increase the Fund’s transaction costs (thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•	Assume reinvestment of all dividends and distributions
•	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•	Shows how the Fund’s total return has varied from year to year
•	Shows the returns of the Fund’s Class IA shares. Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 21.46% (1st quarter, 2012) Lowest -25.44% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.

The table below shows returns for the Fund over time compared to those of two broad-based market indices.  Class IC shares commenced operations on April 30, 2014.  Returns prior to the inception date of Class IC shares reflect the returns of Class IA shares adjusted to reflect the estimated fees and expenses of Class IC shares. For more information regarding returns see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending 12/31/13
Average Annual Total Returns HARTFORD GROWTH OPPORTUNITIES HLS FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	35.74%	19.05%	9.91%
IB	Class IB	35.42%	18.75%	9.64%
IC	Class IC	35.07%	18.46%	9.36%
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.23%	20.56%	7.95%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%